Share Based Compensation (Tables)	12 Months Ended
Sep. 30, 2023
Share Based Compensation [Abstract]
Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted	The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:
	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares*	US$	0.0003	US$	0.0004	US$	0.0005

Schedule of Option Activity	A summary of option activity during the years ended September 30, 2022 and 2023 is presented below:
	Number of Options	Exercise Price RMB	Remaining Contractual Life
Outstanding, as of September 30, 2021	3,420,000,000	0.02	4.96
Granted	12,236,010,800	—	10.00
Exercised	(11,518,005,400)	—	10.00
Forfeited	(10,000,000)	0.02	4.83
Outstanding, as of September 30, 2022 and 2023	4,128,005,400	0.02	4.44
Vested and exercisable as of September 30, 2023	3,410,000,000	0.02	3.96
Vested or expected to vest as of September 30, 2023	4,128,005,400	0.02	4.44

Schedule of Share-based Compensation Expenses	For the years ended September 30, 2021, 2022 and 2023, the total share-based compensation expenses were comprised of the following:
	For the years ended September 30,
	2021	2022	2023
Selling and marketing expenses	7	12	—
General and administrative expenses	15,991	9,737	4,782
Research and development expenses	(192)	22	—
	15,806	9,771	4,782